SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Foreign currency risk
Cash and cash equivalents	¥ 510,967	$ 73,067	¥ 462,289	¥ 603,523
Foreign currency risk, Renminbi ("RMB")
Foreign currency risk
Cash and cash equivalents	¥ 489,170		¥ 430,274